Financial Instruments and Risk Management (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Statement [Line Items]
Short term loan	$ 895,637	$ 678,155
Cash deposit	5,756	7,406
Trade and accrued payables	41,607	$ 17,049
PXP Energy Corporation
Statement [Line Items]
Short term loan	$ 895,637